Additional Financial Information	9 Months Ended
Mar. 31, 2023
Additional Financial Information [Abstract]
Additional Financial Information
Note 16. Additional Financial Information
The following table provides a summary of the amounts recorded as cash, cash equivalents, and restricted cash:

	March 31, 2023	June 30, 2022
Cash and cash equivalents	$122,731	$58,102
Restricted cash	250	4,471

Total cash, cash equivalents and restricted cash	$122,981	$62,573

The Company’s cash, cash equivalents and restricted cash are classified within Level I of the fair value hierarchy as it is valued using observable inputs that reflect quoted prices for identical assets in active markets. The Company’s restricted cash includes cash deposited in escrow accounts. The Company has deposited cash in an interest-bearing escrow account related to credit support, debt facilities, and collateral to workers compensation and general liability insurance obligations.
Prepaid expenses and other current assets consisted of the following:

	March 31, 2023	June 30, 2022
Prepaid expenses	$56,927	$65,065
Current contract assets	7,548	5,503
Inventory (a)	3,231	2,752
Notes and other receivables	797	322
Other	5,786	5,799

Total prepaid expenses and other current assets	$74,289	$79,441

(a)	Inventory is mostly comprised of food and liquor for venues.
Accounts payable, accrued and other current liabilities consisted of the following:

	March 31, 2023	June 30, 2022
Accounts payable	$18,712	$11,241
Accrued payroll and employee related liabilities	54,950	88,501
Cash due to promoters	84,975	78,428
Accrued expenses	41,159	43,791

Total accounts payable, accrued and other current liabilities	$199,796	$221,961

Other income (expense), net includes the following:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Gains from shares sold — DraftKings	$214	$—	$1,703	$—
Net unrealized loss on equity investments with readily determinable fair value	7,510	(8,688)	4,307	(28,303)
Other	346	193	774	561

Total other income (expense), net	$8,070	$(8,495)	$6,784	$(27,742)

Income Taxes
During the nine months ended March 31, 2023 and 2022, the Company received income tax refunds, net of payments, of $2,031 and $10,281, respecti vely.